Deposits from banks	6 Months Ended
Jun. 30, 2020
Deposits from banks [Abstract]
Deposits from banks

8 Deposits from banks

Deposits from banks include non-subordinated debt from banks, except for amounts in the form of debt securities.

Deposits from banks by type
	30 June 2020	31 December 2019
Non-interest bearing	19	180
Interest bearing	78,631	34,646
	78,649	34,826

Deposits from banks includes ING’s participation in the targeted longer-term refinancing operations (TLTRO) of EUR 59.5 billion (31 December 2019: EUR 17.7 billion). ING participated in a new series of Targeted Longer-Term Refinancing Operations (TLTRO III) for EUR 4.5 billion in March 2020, EUR 55.0 billion in June 2020 and repaid EUR 17.7 billion on previous TLTRO. The TLTRO funding is granted for a period of three years with early repayment option after 1 year. The interest rate on the TLTRO depends on the lending volumes granted to corporates (excluding financial institutions) and households (excluding mortgages).

Under the conditions of the program, banks that show growth in lending volumes equal to or above 0% between 1 March 2020 and 31 March 2021 the interest rate applied on all TLTRO III operations outstanding over the period between 24 June 2020 and 23 June 2021 will be 50 basis points below the average interest rate on the deposit facility prevailing over the same period, and in any case not higher than -1%. In subsequent years the interest will be in a corridor between the Deposit Facility and Main Refinancing Operations rates, depending to what extent ING meets the lending growth conditions of the TLTRO III program. The amount of interest to be recognised on the TLTRO depends on a reasonable expectation of whether the conditions will be met over the life of the loan. Interest on TLTRO is presented as part of net interest margin.